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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1.	Name and address of issuer:

BlackRock Principal Protected Trust on behalf of its series, BlackRock Fundamental Growth Principal Protected Fund 100 Bellevue Parkway Wilmington, DE 19809

2.	The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series
	or classes):	[ ]

BlackRock Fundamental Growth Principal Protected Fund, a series of BlackRock Principal
Protected Trust. This Form is being filed for all classes of shares of the BlackRock Fundamental
Growth Principal Protected Fund.

3.	Investment Company Act File Number:		811-21162

	Securities Act File Number:		333-92404

4(a).	Last day of fiscal year for which this Form is filed: August 31, 2008

4(b).	[ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).	[ ] Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):	$5,155,584

	(ii)	Aggregate price of securities redeemed or
		repurchased during the fiscal year:	$17,973,454

	(iii)	Aggregate price of securities redeemed or
repurchased during any prior fiscal year ending
no earlier than October 11, 1995 that were not
previously used to reduce registration fees
		payable to the Commission:	$177,353,709

	(iv)	Total available redemption credits [add Items
		5(ii) and 5(iii)]:		$195,327,163

	(v)	Net sales - if Item 5(i)is greater than Item 5(iv)
		[subtract Item 5(iv) from Item 5(i)]:		$0

	(vi)	Redemption credits available for use in future
years - if Item 5(i) is less than Item 5(iv) [subtract
		Item 5(iv) from Item 5(i)]:	-$190,171,579

	(vii)	Multiplier for determining registration fee (See
		Instruction C.9)		x 0.00003930

	(viii)	Registration fee due [multiply Item 5(v) by Item
		5(vii)] (enter "0" if no fee is due):		= $0

6.	Prepaid Shares

	If the response to Item 5(i) was determined by
	deducting an amount of securities that were registered
	under the Securities Act of 1933 pursuant to rule 24e-2
	as in effect before October 11, 1997, then report the
	amount of securities (number of shares or other units)
	deducted here:	0

	If there is a number of shares or other units that were
	registered pursuant to rule 24e-2 remaining unsold at
	the end of the fiscal year for which this form is filed
	that are available for use by the issuer in future fiscal
	years, then state that number here:	0

7.	Interest due - If this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

+$0
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
= $0
9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
N/A
Method of Delivery:
	[	] Wire Transfer

	[	] Mail or other means

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the date indicated.

By*:	/s/ Donald C. Burke
Name:	Donald C. Burke
Title:	President and Chief Executive Officer

Date: November 24, 2008

*Please print the name and title of the signing officer below the signature.